INVESTMENT IN NONCONSOLIDATED AFFILIATE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investment In Nonconsolidated Affiliate
SCHEDULE OF FAIR VALUE CONVERSION

Fair value of the conversion feature as of the Securities Exchange closing and for December 31, 2023:

Fair value of the conversion feature	April 5, 2023	December 31, 2023
Expected volatility (%)	78.20%	135.70%
Risk-free interest rate (%)	4.34%	5.08%
Expected dividend yield	0.0%	0.0%
Contractual term (years) (*)	1	0.25
Conversion price (Canadian dollars)	(US$0.04) C$0.054	(US$0.04) C$0.054
Underlying share price (Canadian dollars)	(US$0.04) C$0.05	(US$0.01) C$0.01
Fair value (U.S. dollars)	$272,000	$900

(*)	As of December 31, 2023 the Company estimated that the probability that the Debenture would be converted following 12 months is minimal.

SCHEDULE OF EQUITY INVESTMENT

The following tables present Plantify’s summarized financial information.

	Nine months ended September 30, 2024	Three months ended September 30, 2024

Revenue	357,000	25,000
Gross loss	(186,000)	(63,000)
Net loss	(1,920,000)	(367,000)

April 5, 2023 Through December 31, 2023

Revenue	455,000
Gross loss	(73,000)
Net loss	(1,839,000)

As of December 31, 2023

Current assets	551,000
Noncurrent assets	1,766,000
Current liabilities	2,187,000
Stakeholders deficit	(643,000)

SCHEDULE OF FAIR VALUE CONVERSION

Fair value of the conversion feature as of December 31, 2023:

Fair value of the conversion feature	December 31, 2023
Expected volatility (%)	135.70%
Risk-free interest rate (%)	5.08%
Expected dividend yield	0.0%
Contractual term (years) (*)	0.25
Conversion price (Canadian dollars)	(US$0.04) C$0.054
Underlying share price (Canadian dollars)	(US$0.01) C$0.01
Fair value (U.S. dollars)	$900

As of September 30, 2024, the Company estimated the value of the conversion feature as 0.

The Company estimated the fair value of the Debenture and Credit Facility as of September 30, 2024, using the Option Pricing Method (“OPM”) with the assistance of a third party appraiser. The OPM framework involves making assumptions for the equity value, expected time to liquidity, volatility and risk-free rate and is utilized to allocate value to the various classes of securities and loans of Plantify, including the Company’s Debenture and Credit Facility. The equity fair value was calculated based on Plantify’s quotes in active market as of September 30, 2024. The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	September 30, 2024
Expected volatility (%)	106.6%
Risk-free interest rate (%)	3.0%
Expected dividend yield	0.0%
Contractual term (years)	1.5
Plantify’s fair value (U.S. dollars)	$1,427,000